COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [line items]
Capital Commitments	$ 121	$ 220
Term of operating lease	25 Years
Operating lease commitments payable	$ 2,693	3,215
Grant contingencies maximum amount payable	3,033	2,659
Accrued pending settlement	$ 497
Term of agreement	5 years
Less than one year [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease commitments payable	$ 92	663
In more than one year, but not more than two [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease commitments payable	182
In more than two years but not more than five [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease commitments payable	1,014	1,323
More than five years [Member]
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease commitments payable	$ 1,405	$ 1,229